Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Restricted Share Grant Activity
Restricted share grant activity for the year ended December 31, 2018 and six months ended June 30, 2019 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2018	143,513	$13.82	1.49 years
Granted	131,542	12.04
Vested	(28,194)	12.77
Forfeited	(3,673)	14.16

Balance as of December 31, 2018	243,188	$12.98	1.30 years
Granted	174,438	11.06
Vested	(78,045)	14.36

Balance as of June 30, 2019	339,581	$11.68	1.84 years

Summary of Stock Option Activity
The movement in the existing share options for the year ended December 31, 2018 and the six months ended June 30, 2019 was as follows:

Options	Number of non-vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2018	154,685	$17.80	6.70	—
Forfeited during the year	(6,298)	23.85	—	—
Vested	(148,387)	—	—	—

Balance as of December 31, 2018	—	—	—	$—
Granted during the period	6,000	18.95	5.52	—
Vested	—	—	—	—

Balance as of June 30, 2019	6,000	18.95	5.52	$—